Note 18 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the years ended December 31, 2015, 2016 and 2017
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2015	2016	2017		2015	2016	2017
Interest rate swaps	(20,418)	8,828	1,999	Gain / (Loss) on derivative instruments, net	(60)	-	-
Reclassification to Interest and finance costs	31,800	20,237	11,393		-	-	-
Total	11,382	29,065	13,392		(60)	-	-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2015	2016	2017
Non hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	2,910	(3,554)	(1,113)
Ineffective portion of hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	(60)	-	-
Forward contracts	Gain / (Loss) on derivative instruments, net	1,361	(437)	197
Total		4,211	(3,991)	(916)